Condensed Interim Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended								6 Months Ended						12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2019		Dec. 31, 2018		Jun. 30, 2018		Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss) earnings	$ (124,694)		$ 57,349		$ 318,142		$ 68,123		$ (67,345)		$ 40,850		$ 386,265
Items that will not be reclassified to net earnings
Gain on LTIs	30,026				16,663				50,673				13,534
Income tax recovery (expense) related to LTIs¹	(1,956)	[1]			(3,233)	[1]			(2,001)	[1]			(3,691)	[1]	$ (2,662)
Total other comprehensive income	28,070	[2]	20,602	[2]	13,430	[2]	(3,586)	[2]	48,672		(52,491)	[2]	9,843
Total comprehensive (loss) income	$ (96,624)		$ 77,951		$ 331,572		$ 64,537		$ (18,673)		$ (11,641)		$ 396,108

[1]	LTIs = long-term investments - common shares held.
[2]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.